Summary of Movement in Non-Vested Share Options (Detail) - Employee Stock Option - $ / shares	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Options Outstanding Number of Shares
Beginning Balance	1,203,150
Granted	259,059
Vested	(379,992)
Forfeited	(42,669)
Ending Balance	1,039,548
Weighted Average Exercise Price
Beginning balance	$ 30.54
Granted	68.25
Vested	28.25
Forfeited	25.19
Ending balance	40.97
Weighted Average Fair Value
Beginning Balance	10.98
Granted	19.75	$ 15.51
Vested	10.49
Forfeited	10.20
Ending Balance	$ 13.38